TOUCHSTONE STRATEGIC TRUST | Dynamic Equity Fund
TOUCHSTONE DYNAMIC EQUITY FUND SUMMARY
The Fund’s Investment Goal
The Touchstone Dynamic Equity Fund (the “Fund”) seeks to obtain long-term capital appreciation from hedged equity investments with less risk than a fully invested, unhedged equity portfolio.
The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus on page 48, in Appendix A - Intermediary Specific Sales Charge Waivers and Discounts to the Fund's prospectus, and in the Fund’s Statement of Additional Information (“SAI”) on page 41.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - TOUCHSTONE STRATEGIC TRUST - Dynamic Equity Fund - USD ($)	Class A	Class C	Y Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%	none	none
Redemption Fee	$ (15)	$ (15)	$ (15)	$ (15)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - TOUCHSTONE STRATEGIC TRUST - Dynamic Equity Fund		Class A	Class C	Y Class	Institutional Class
Management Fees (as a percentage of Assets)		0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Component1 Other Expenses		0.35%	0.35%	0.35%	0.35%
Component2 Other Expenses		0.46%	0.51%	0.37%	0.34%
Other Expenses (as a percentage of Assets):		0.81%	0.86%	0.72%	0.69%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)	[1]	1.92%	2.72%	1.58%	1.55%
Fee Waiver or Reimbursement	[2]	(0.01%)	(0.06%)	none	none	[3]
Net Expenses (as a percentage of Assets)	[2]	1.91%	2.66%	1.58%	1.55%
[1]	Total Annual Fund Operating Expenses have been restated to reflect Acquired Fund Fees and Expenses and will differ from the ratio of expenses to average net assets that is included in the Fund's annual report for the fiscal year ended December 31, 2016.
[2]	Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Strategic Trust (the "Trust") have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transactions and investment related expenses; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.55%, 2.30%, 1.30%, and 1.25% of average daily net assets for Classes A, C, Y and Institutional Class shares, respectively. This contractual expense limitation is effective through April 29, 2018, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the lesser of the expense limitation amount in effect (a) at the time of the waiver or (b) at the time of the reimbursement.
[3]	Expenses shown above do not reflect Touchstone Advisor's recoupment of previously waived and/or reimbursed expenses of the Fund of $7,554 or 0.05% of average daily net assets.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example - TOUCHSTONE STRATEGIC TRUST - Dynamic Equity Fund - USD ($)	Class A	Class C	Y Class	Institutional Class
Expense Example, with Redemption, 1 Year	758	369	161	158
Expense Example, with Redemption, 3 Years	1,142	839	499	490
Expense Example, with Redemption, 5 Years	1,551	1,434	860	845
Expense Example, with Redemption, 10 Years	2,688	3,047	1,878	1,845

Assuming No Redemption
Expense Example, No Redemption - USD ($)	TOUCHSTONE STRATEGIC TRUST Dynamic Equity Fund Class C
Expense Example, No Redemption, 1 Year	269
Expense Example, No Redemption, 3 Years	839
Expense Example, No Redemption, 5 Years	1,434
Expense Example, No Redemption, 10 Years	3,047

Portfolio Turnover.
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 245% of the average value of its portfolio.

The Fund’s Principal Investment Strategies
The Fund’s sub-advisor, Analytic Investors, LLC (“Analytic” or “Sub-Advisor”), seeks to achieve the Fund’s investment goal by investing the Fund’s assets in a combination of equity securities, high quality short-term debt securities, and derivative instruments.
Equity Strategy: The Fund normally invests at least 80% of its assets in equity securities. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days prior notice to shareholders. The Fund invests primarily in long and short positions in U.S. large-cap stocks included in the Russell 1000® Index (the “Index”), although the Fund may invest in small- and mid-cap equity securities. The Fund buys securities “long” that Analytic believes will outperform the Index and sells securities “short” that Analytic believes will underperform the Index. The Fund intends to take long and short equity positions that may vary over time based on Analytic’s assessment of market conditions and other factors. The Fund’s long equity exposure is ordinarily expected to range from 80% to 130% and its short equity exposure from 0% to 70% of the Fund’s net assets, excluding cash. The Fund may take short positions at the higher end of this range when it has reduced its written call options positions under the options strategy (as described below) and may during these periods hold a substantial portion of the Fund’s total assets in high quality short-term debt securities, cash, or cash equivalents.

Analytic selects common stocks and other equity securities for the Fund using a proprietary system that ranks securities according to a quantitative model. The model attempts to determine a security’s intrinsic value by evaluating variables such as relative valuation, price momentum, company fundamentals, liquidity, and risk.

Options Strategy: Analytic seeks to reduce the overall portfolio risk through the use of options. The Fund’s options strategy primarily focuses on the use of writing (selling) call options on equity indexes or exchange-traded index funds (“ETFs”). The Fund may sell call options on broad-based domestic equity indexes or ETFs, such as the S&P 100® Index, as well as on narrower market indexes or ETFs or on indexes or ETFs of companies in a particular industry or sector. The Fund seeks to write options on broad and narrow-based indexes and ETFs that correlate with the price movements of the Fund’s equity securities.

The Fund may also buy index put options to help protect it from potential market declines. The value of these options tends to move inversely to the underlying index. The Fund may also write (sell) covered call options on individual equity securities. The Fund may also purchase put options on individual equity securities which it owns.

The Fund may engage in frequent and active trading of securities as part of its principal investment strategy. Analytic generally considers selling a security when it reaches its fair value estimate, when the company’s fundamentals do not appear to justify the current price, when there has been or there is an expectation of an adverse change in the company’s fundamentals, when the risks of the security unexpectedly rise, or when other investment opportunities appear more attractive.

The Fund’s Principal Risks
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could return less than other investments. The Fund is subject to the principal risks summarized below.
Call Options Risk: Writing index and ETF call options is intended to reduce the Fund’s volatility and provide income, although it may also reduce the Fund’s ability to profit from increases in the value of its equity portfolio.

Covered Call Options Risk: Investments in covered calls involve certain risks. These risks include:

•
Limited Gains. When the Fund writes a covered call option, the Fund makes an obligation to deliver a security it already owns at an agreed-upon strike price on or before a predetermined date in the future in return for a premium. By selling a covered call option, the Fund may forego the opportunity to benefit from an increase in the price of the underlying stock above the exercise price, but continues to bear the risk of a decline in the value of the underlying stock.

•
Lack of Liquidity for the Option. A liquid market may not exist for a covered call option. If the Fund is not able to close out an option transaction, the Fund will not be able to sell the underlying security until the option expires or is exercised.

•
Lack of Liquidity for the Security. The Fund’s investment strategy may also result in a lack of liquidity of the purchase and sale of portfolio securities. Because the Fund will generally hold the stocks underlying the call option, the Fund may be less likely to sell the stocks in its portfolio to take advantage of new investment opportunities.

•
Tax Consequences. The Fund expects to generate premiums from its sale of call options. These premiums typically will result in short-term capital gains to the Fund for federal income tax purposes. Transactions involving the disposition of the Fund’s underlying securities (whether pursuant to the exercise of a call option or otherwise) will give rise to capital gains or losses. Due to the tax treatment of securities on which call options have been written, the holding period of the underlying security may be affected and some or all of the gains from the sale of the underlying security may be short-term capital gains.

Derivatives Risk: The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Risks associated with derivatives may include the risk that the derivative does not correlate well with the security, index, or currency to which it relates, the risk that the Fund will be unable to sell or close out the derivative due to an illiquid market, the risk that the counterparty may be unwilling or unable to meet its obligations, and the risk that the derivative could expose the Fund to leverage risks. These additional risks could cause the Fund to experience losses to which it would otherwise not be subject.

•
Forward Currency Exchange Contract Risk: A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position.

•	Futures Contracts Risk: The risks associated with the Fund's futures positions include liquidity and counterparty risks associated with derivative instruments.

•
Leverage Risk: Leverage occurs when the Fund uses derivatives (such as futures or options), or similar instruments or techniques to gain exposure to investments in an amount that exceeds an underlying fund’s initial investment. The use of leverage magnifies changes in an underlying fund’s net asset value and thus results in increased portfolio volatility and increased risk of loss. Leverage can create an interest expense that may lower the Fund's overall returns. There can be no guarantee that a leveraging strategy will be successful.

•
Options Risk: The value of options can be highly volatile. The successful use of options for hedging purposes can depend in part on the ability of the advisor or sub-advisor to predict future price fluctuations and the degree of correlation between the options and securities markets. When options are purchased over-the-counter, the Fund becomes exposed to counterparty risk.  Options, whether exchange traded or over-the-counter, may also be illiquid.

•
Swap Agreement Risk: Swap agreements (“swaps”) are individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Swaps may increase or decrease the overall volatility of the investments of the underlying fund and its share price. The performance of swaps may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. A swap can be a form of leverage, which can magnify the Fund’s gains or losses.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall (or rise with respect to short positions) over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•
Large-Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•
Mid-Cap Risk:  Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

•
Small-Cap Risk:  Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, and may be dependent upon a small or inexperienced management group.

Fixed-Income Risk: The market value of the Fund’s fixed-income investments responds to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, the Fund’s fixed-income investments will decrease in value if interest rates rise and increase in value if interest rates fall. Normally, the longer the Fund’s maturity or duration, the more sensitive the value of the Fund’s shares will be to changes in interest rates.

High Cash Balance Risk: From time to time, the Fund may hold a substantial portion of its total assets in high quality short-term debt securities, cash, or cash equivalents. When the Fund has a significant cash balance for a sustained period, the benefit to the Fund of any market upswing will be reduced, and the Fund’s performance will be adversely affected. When the Fund has a significant cash balance, it may not achieve its investment objective.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions on a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance and may result in the realization of substantial capital gains, including net short-term capital gains. As a result, high portfolio turnover may reduce the Fund's returns.

Short Sales Risk: In a short sale, the Fund sells a security or other financial instrument, such as a futures contract, that it does not own.  To complete the transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement.   If the price of the security sold short rises between the time the Fund sells the security short and the time the Fund replaces the security sold short, the Fund will realize a loss on the transaction.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus.

The Fund’s Performance
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the S&P 500® Index and the Citigroup 3-Month T-Bill Index. The bar chart does not reflect any sales charges, which would reduce your return. The performance table does reflect any applicable sales charges. For information on the prior history of the Fund, please see the section entitled “The Trust” in the Fund’s SAI. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone Dynamic Equity Fund - Class A Shares Total Return as of December 31

Best Quarter: 4th Quarter 2011 10.93% Worst Quarter: 4th Quarter 2008 (16.78)%.
Average Annual Total Returns For the periods ended December 31, 2016
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-advantaged account. After-tax returns are only shown for Class A shares and after-tax returns for other classes will vary.

Average Annual Total Returns - TOUCHSTONE STRATEGIC TRUST - Dynamic Equity Fund	Label	1 Year		5 Years		10 Years
S&P 500 Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	11.96%		14.66%		6.95%
Citigroup 3 Month T-Bill Index	Citigroup 3-Month T-Bill Index (reflects no deduction for fees, expenses or taxes)	0.27%		0.09%		0.73%
Class A	Return Before Taxes	(1.11%)		6.79%		1.09%
Class A | After Taxes on Distributions	Return After Taxes on Distributions	(1.20%)		6.73%		0.83%
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares(1)	(0.56%)	[1]	5.33%	[1]	0.75%	[1]
Class C	Return Before Taxes	3.16%		7.26%		0.93%
Y Class	Return Before Taxes	5.31%		8.37%		1.96%
Institutional Class	Return Before Taxes	5.27%		8.40%		1.98%
[1]	The Return After Taxes on Distributions and Sale of Fund Shares may be greater than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

TOUCHSTONE STRATEGIC TRUST | Controlled Growth with Income Fund
TOUCHSTONE CONTROLLED GROWTH WITH INCOME FUND SUMMARY
The Fund’s Investment Goal
The Touchstone Controlled Growth with Income Fund (the “Fund”) seeks to provide investors with growth and income.
The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.  More information about these and other discounts is available from your financial professional and in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus on page 48, in Appendix A - Intermediary Specific Sales Charge Waivers and Discounts to the Fund's prospectus, and in the Fund’s Statement of Additional Information (“SAI”) on page 41.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - TOUCHSTONE STRATEGIC TRUST - Controlled Growth with Income Fund - USD ($)	Class A	Class C	Class Y
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	none	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%	none
Redemption Fee	$ (15)	$ (15)	$ (15)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - TOUCHSTONE STRATEGIC TRUST - Controlled Growth with Income Fund		Class A	Class C	Class Y
Management Fees (as a percentage of Assets)		0.20%	0.20%	0.20%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses (as a percentage of Assets):		0.59%	0.61%	0.70%
Acquired Fund Fees and Expenses		1.49%	1.49%	1.49%
Expenses (as a percentage of Assets)	[1]	2.53%	3.30%	2.39%
Fee Waiver or Reimbursement	[2]	(0.55%)	(0.57%)	(0.66%)
Net Expenses (as a percentage of Assets)	[2]	1.98%	2.73%	1.73%
[1]	Total Annual Fund Operating Expenses have been restated to reflect Acquired Fund Fees and Expenses and will differ from the ratio of expenses to average net assets that is included in the Fund's annual report for the fiscal year ended December 31, 2016.
[2]	Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Strategic Trust (the "Trust") have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transactions and investment related expenses; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.49%, 1.24% and 0.24% of average daily net assets for Classes A, C, and Y shares, respectively. This contractual expense limitation is effective through April 29, 2018, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the lesser of the expense limitation amount in effect (a) at the time of the waiver or (b) at the time of the reimbursement.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example - TOUCHSTONE STRATEGIC TRUST - Controlled Growth with Income Fund - USD ($)	Class A	Class C	Class Y
Expense Example, with Redemption, 1 Year	764	376	176
Expense Example, with Redemption, 3 Years	1,268	963	682
Expense Example, with Redemption, 5 Years	1,797	1,673	1,216
Expense Example, with Redemption, 10 Years	3,237	3,556	2,676

Assuming No Redemption
Expense Example, No Redemption - USD ($)	TOUCHSTONE STRATEGIC TRUST Controlled Growth with Income Fund Class C
Expense Example, No Redemption, 1 Year	276
Expense Example, No Redemption, 3 Years	963
Expense Example, No Redemption, 5 Years	1,673
Expense Example, No Redemption, 10 Years	3,556

Portfolio Turnover.
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

The Fund’s Principal Investment Strategies
The Fund is a “fund-of-funds,” which seeks to achieve its investment goal by investing primarily in a diversified portfolio of underlying equity, fixed-income, and alternative funds (although a portion of its assets may be invested in cash, cash equivalents, or in money market funds). These underlying funds, in turn, invest in a variety of U.S. and foreign equity securities, fixed-income instruments and other investments.  The Fund will allocate a significant portion of its assets to underlying funds utilizing alternative or nontraditional investment strategies, such as long-short and merger arbitrage strategies.  The majority of the underlying funds in which the Fund invests will be affiliated funds; however, the Fund will have the ability to invest in unaffiliated underlying funds, including exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”), to the extent that the desired asset class exposure is not available through Touchstone Funds.

The following table details, under normal circumstances, how the Fund generally expects to allocate its assets among equity, fixed-income and alternative funds, as of the date of this prospectus.

Allocations	Approximate Allocation Range	Approximate Strategic Allocation
Equity Fund Allocation	0-25%	10%
Fixed-Income Fund Allocation	25-50%	25%
Alternative Fund Allocation	50-75%	65%

The Fund may invest up to 45% of its assets in any individual underlying fund. Several of the underlying funds in which the Fund invests may invest without limit in securities of issuers outside of the United States.  As a result, the Fund will have exposure to foreign markets. The Fund, through its investment in underlying funds, may also be exposed to equity securities of companies of all market capitalizations, including small-, mid-, and large-cap companies.  Though not expected to be a substantial part of the overall strategy of the Fund, the Fund, through its investment in underlying funds, will gain exposure to additional strategies and instruments of the underlying funds, including:  collateralized loan obligations, derivatives (such as futures contracts, options, and swaps), and real estate investments.

The Fund’s sub-advisor, Wilshire Associates Incorporated (“Wilshire” or “Sub-Advisor”), seeks to develop an optimal allocation among underlying funds in accordance with these principles:

•	“Controlled” Growth — seeks growth through lower volatility equities and alternative strategy exposure

•	Rising Rate Protection — seeks lower duration and lower bond correlation

•	Attractive Income — seeks higher yielding debt to produce attractive income

Wilshire and the Fund’s Advisor periodically agree on the universe of underlying funds that Wilshire may consider when making allocation decisions.  Wilshire, subject to approval by the Fund’s Advisor, may change the Fund’s target allocation to each asset class, the underlying funds in each asset class (including the addition or removal of funds from the universe of underlying funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

For information on the underlying funds, please see the section entitled “Additional Information Regarding the Underlying Funds” under “Principal Investment Strategies and Risks” in the Fund’s prospectus.

The Fund’s Principal Risks
The Fund’s share price will fluctuate.  You could lose money on your investment in the Fund and the Fund could return less than other investments. The Fund is subject to direct risks and indirect risks as a result of its investments in underlying funds. The following is a summary description of certain risks of investing in the Fund.

Management Risk:  In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions on a portion of or the entire portfolio.  There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Fund-of-Funds Structure Risk: The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds.  The underlying funds may change their investment goals, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment goals.  Because the Fund invests in mutual funds, it bears a proportionate share of the expenses charged by the underlying funds in which it invests.  The principal risks of an investment in the Fund include the principal risks of investing in the underlying funds.

The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund.  One underlying fund may buy the same security that another underlying fund is selling.  You would indirectly bear the costs of both trades.  In addition, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Fund’s transactions in shares of the underlying funds.  The Fund’s ability to achieve its investment goal depends, in part, upon Wilshire’s skill in selecting the best mix of underlying funds.

Other Investment Companies Risk: The Fund’s investments in other investment companies will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the portfolios of such investment companies, and the value of the Fund's investment will fluctuate in response to the performance of such portfolios. In addition, if the Fund acquires shares of investment companies, shareholders of the Fund will bear their proportionate share of the fees and expenses of the Fund and, indirectly, the fees and expenses of the investment companies.

The underlying funds in which the Fund may invest are expected to be subject to the following principal risks.

Call Options Risk:  Writing index and exchange-traded fund call options is intended to reduce an underlying fund’s volatility and provide income, although it may also reduce an underlying fund’s ability to profit from increases in the value of its equity portfolio.

Collateralized Loan Obligations Risk:  Typically, collateralized loan obligations (“CLOs”) are privately offered and sold, and thus are not registered under the securities laws. As a result, an underlying fund may in certain circumstances characterize its investments in CLOs as illiquid.  In assessing liquidity, an underlying fund will consider various factors including whether the CLO may be purchased and sold in Rule 144A transactions and whether an active dealer market exists.  CLOs are subject to the typical risks associated with debt instruments (i.e., interest rate risk and credit risk). Additional risks of CLOs include the possibility that distributions from collateral securities will be insufficient to make interest or other payments, the potential for a decline in the quality of the collateral, and the possibility that an underlying fund may invest in a subordinate tranche of a CLO.

Convertible Securities Risk: Convertible securities are subject to the risks of both debt securities and equity securities.  The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying security.

Counterparty Risk:  A counterparty (the other party to a transaction or an agreement or the party with whom an underlying fund executes transactions) to a transaction with an underlying fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Covered Call Options Risk:  Investments in covered calls involve certain risks.  These risks include:

•
Limited Gains.  When an underlying fund writes a covered call option, the underlying fund makes an obligation to deliver a security it already owns at an agreed-upon strike price on or before a predetermined date in the future in return for a premium.  By selling a covered call option, an underlying fund may forego the opportunity to benefit from an increase in the price of the underlying stock above the exercise price, but continues to bear the risk of a decline in the value of the underlying stock.

•
Lack of Liquidity.  If an underlying fund is not able to close out an option transaction, the underlying fund will not be able to sell the underlying security until the option expires or is exercised. Because an underlying fund will generally hold the stocks underlying the call option, an underlying fund may be less likely to sell the stocks in its portfolio to take advantage of new investment opportunities.

Derivatives Risk: The use of derivatives may expose an underlying fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Risks associated with derivatives may include correlation risk, which is the risk that the derivative does not correlate well with the security, index, or currency to which it relates, and the risk that the derivative may not have the intended effects. The use of derivatives to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of derivatives may also expose an underlying fund to the following additional risks:

•
Forward Currency Exchange Contract Risk: A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position.

•	Futures Contracts Risk: The risks associated with an underlying fund’s futures positions include liquidity and counterparty risks associated with derivative instruments.

•
Leverage Risk: Leverage occurs when an underlying fund uses derivatives (such as futures or options), or similar instruments or techniques to gain exposure to investments in an amount that exceeds an underlying fund’s initial investment. The use of leverage magnifies changes in an underlying fund’s net asset value and thus results in increased portfolio volatility and increased risk of loss. Leverage can create an interest expense that may lower the Fund's overall returns. There can be no guarantee that a leveraging strategy will be successful.

•
Options Risk: The value of options can be highly volatile. The successful use of options for hedging purposes can depend in part on the ability of the advisor or sub-advisor to predict future price fluctuations and the degree of correlation between the options and securities markets. When options are purchased over-the-counter, an underlying fund becomes exposed to counterparty risk.  Options, whether exchange traded or over-the-counter, may also be illiquid.

•
Swap Agreement Risk: Swap agreements (“swaps”) are individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Swaps may increase or decrease the overall volatility of the investments of the underlying fund and its share price. The performance of swaps may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from an underlying fund. A swap can be a form of leverage, which can magnify the underlying fund’s gains or losses.

Equity Securities Risk: An underlying fund is subject to the risk that stock prices will fall (or rise with respect to short positions) over short or extended periods of time.  Individual companies may report poor results or be negatively affected by industry or economic trends and developments.  The prices of securities issued by these companies may decline in response to developments, which could result in a decline in the value of the underlying fund’s shares.

•
Large-Cap Risk:  Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•
Mid-Cap Risk:  Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

•
Preferred Stock Risk:   In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

•
Real Estate Investment Trust Risk: Real Estate Investment Trusts (“REITs”) are pooled investment vehicles that primarily invest in commercial real estate or real estate-related loans. REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values and rental rates and increases in property taxes. Additionally, REITs typically incur fees that are separate from those of an underlying fund.

•
Small-Cap Risk:  Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, and may be dependent upon a small or inexperienced management group.

Fixed-Income Risk: The market value of an underlying fund’s fixed-income investments responds to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, an underlying fund’s fixed-income investments will decrease in value if interest rates rise and increase in value if interest rates fall. Normally, the longer an underlying fund’s maturity or duration, the more sensitive the value of an underlying fund’s shares will be to changes in interest rates.

•
Asset-Backed Securities Risk: Asset-backed securities are fixed-income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of any credit enhancement feature, changes in interest rates, and, at times, the financial condition of the issuer.

•
Corporate Loan Risk:  The corporate loans in which an underlying fund invests may be rated below investment grade.  As a result, such corporate loans will be considered speculative with respect to the borrowers’ ability to make payments of interest and principal and will otherwise generally bear risks similar to those associated with non-investment grade securities.  There is a high risk that an underlying fund could suffer a loss from investments in lower rated corporate loans as a result of a default by the borrower.

•
Credit Risk: The fixed-income securities in an underlying fund’s portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer’s securities to decline in value.

•
Distressed Securities Risk: Distressed securities are speculative and involve significant risks in addition to the risks generally applicable to non-investment grade debt securities.  Distressed securities bear a substantial risk of default, and may be in default at the time of investment.  An underlying fund will generally not receive interest payments on distressed securities, and there is a significant risk that principal will not be repaid, in full or at all.  Distressed securities will likely be illiquid and may be subject to restrictions on resale.

•
Interest Rate Risk:  In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. An increase in interest rates could negatively impact an underlying fund’s net asset value.

•
Investment-Grade Debt Securities Risk: Investment-grade debt securities may be downgraded by a nationally recognized statistical rating organization (“NRSRO”) to below-investment-grade status, which would increase the risk of holding these securities. Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities with higher credit ratings.

•
Mortgage-Backed Securities Risk: Mortgage-backed securities are fixed-income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed-income securities due to the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities may fluctuate in price based on deterioration in the value of the collateral underlying the pool of mortgage loans, which may result in the collateral being worth less than the remaining principal amount owed on the mortgages in the pool.

•
Non-Investment-Grade Debt Securities Risk: Non-investment-grade debt securities are sometimes referred to as “junk bonds” and are considered speculative with respect to their issuers’ ability to make payments of interest and principal. There is a high risk that an underlying fund could suffer a loss from investments in non-investment-grade debt securities caused by the default of an issuer of such securities. Non-investment-grade debt securities may also be less liquid than investment-grade debt securities.

•
U.S. Government Agency Securities Risk: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an underlying fund’s investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

•
Depositary Receipts Risk: Foreign receipts, which include American Depositary Receipts (“ADRs”), Global Depositary Receipts, and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce an underlying fund’s returns because an underlying fund may be unable to transact at advantageous times or prices, or at all.

Merger Arbitrage Risk: Investments in companies that are expected to be, or already are, the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected.

Non-Diversification Risk: An underlying fund may be non-diversified, which means that it may invest a greater percentage of its assets than a diversified mutual fund in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of an underlying fund’s investment performance, as an underlying fund may be more susceptible to risks associated with a single economic, political, or regulatory event.

Pay-In-Kind (“PIK”) Bonds Risk: Pay-in-kind bonds are securities that, at the issuer’s option, pay interest in either cash or additional securities for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to an underlying fund, which may lower such fund’s performance and may result in the realization of substantial capital gains, including net short-term capital gains. As a result, high portfolio turnover may reduce an underlying fund’s returns.

Rule 144A Securities Risk: Rule 144A securities are restricted securities that may be purchased only by qualified institutional buyers in reliance on an exemption from federal registration requirements.  Investing in Rule 144A securities may reduce the liquidity of an underlying fund’s portfolio if an adequate institutional trading market for these securities does not exist.  Prices of Rule 144A securities often reflect a discount, which may be significant, from the market price of comparable exchange-listed securities for which a liquid trading market exists.

Short Sales Risk:  In a short sale, an underlying fund sells a security or other financial instrument, such as a futures contract, that it does not own.  To complete the transaction, the underlying fund must borrow the security to make delivery to the buyer.  An underlying fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement.  If the price of the security sold short rises between the time an underlying fund sells the security short and the time an underlying fund replaces the security sold short, an underlying fund will realize a loss on the transaction.

Value Investing Risk: Value investing presents the risk that an underlying fund’s security holdings may never reach their full market value because the market fails to recognize what the portfolio managers consider the true business value or because the portfolio managers have misjudged those values. In addition, value investing may fall out of favor and underperform growth or other styles of investing during given certain periods.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  These risks are discussed later in more detail under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus.

The Fund’s Performance
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index and Wilshire Liquid Alternative IndexSM.  The bar chart does not reflect any sales charges, which would reduce your return.  The performance table does reflect any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

The returns achieved prior to November 19, 2007 were under a manager-of-managers structure. On November 23, 2015, the Fund changed its name, principal investment strategies and sub-advisor.  Consequently, prior period performance may have been different if the Fund had not been managed by the prior sub-advisor using that sub-advisor’s asset allocation strategy. For more information on the prior history of the Fund, please see the section entitled “The Trust” in the Fund’s SAI.

Touchstone Controlled Growth with Income Fund — Class A Shares Total Return as of December 31

Best Quarter: 2nd Quarter 2009 9.23% Worst Quarter: 3rd Quarter 2008 (7.03)%
Average Annual Total Returns For the periods ended December 31, 2016
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-advantaged account.  After-tax returns are only shown for Class A shares and after-tax returns for other classes will vary.

Average Annual Total Returns - TOUCHSTONE STRATEGIC TRUST - Controlled Growth with Income Fund	Label	1 Year		5 Years		10 Years
BofA Merrill Lynch Three-Month U.S. Treasury Bill Index	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deductions for fees, expenses or taxes)	0.33%		0.12%		0.80%
Wilshire Liquid Alternative Index	Wilshire Liquid Alternative IndexSM (reflects no deduction for fees, expenses or taxes)	2.29%		1.86%		1.14%
Class A	Return Before Taxes	(0.26%)		3.11%		3.64%
Class A | After Taxes on Distributions	Return After Taxes on Distributions	(1.07%)		2.01%		2.26%
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares(1)	(0.05%)	[1]	1.99%	[1]	2.30%	[1]
Class C	Return Before Taxes	3.95%		3.52%		3.46%
Class Y	Return Before Taxes	5.99%		4.55%		4.50%
[1]	The Return After Taxes on Distributions and Sale of Fund Shares may be greater than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

TOUCHSTONE STRATEGIC TRUST | Dynamic Diversified Income Fund
TOUCHSTONE DYNAMIC DIVERSIFIED INCOME FUND SUMMARY
The Fund’s Investment Goal
The Touchstone Dynamic Diversified Income Fund (the “Fund”) seeks to provide investors with current income.
The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.  More information about these and other discounts is available from your financial professional and in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus on page 48, in Appendix A - Intermediary Specific Sales Charge Waivers and Discounts to the Fund's prospectus, and in the Fund’s Statement of Additional Information (“SAI”) on page 41.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - TOUCHSTONE STRATEGIC TRUST - Dynamic Diversified Income Fund - USD ($)	Class A	Class C	Class Y
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	none	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%	none
Redemption Fee	$ (15)	$ (15)	$ (15)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - TOUCHSTONE STRATEGIC TRUST - Dynamic Diversified Income Fund		Class A	Class C	Class Y
Management Fees (as a percentage of Assets)		0.20%	0.20%	0.20%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses (as a percentage of Assets):		0.45%	0.43%	0.53%
Acquired Fund Fees and Expenses		0.83%	0.83%	0.83%
Expenses (as a percentage of Assets)	[1]	1.73%	2.46%	1.56%
Fee Waiver or Reimbursement	[2]	(0.41%)	(0.39%)	(0.49%)
Net Expenses (as a percentage of Assets)	[2]	1.32%	2.07%	1.07%
[1]	Total Annual Fund Operating Expenses have been restated to reflect Acquired Fund Fees and Expenses and will differ from the ratio of expenses to average net assets that is included in the Fund's annual report for the fiscal year ended December 31, 2016.
[2]	Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Strategic Trust (the "Trust") have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transactions and investment related expenses; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.49%, 1.24%, and 0.24% of average daily net assets for Classes A, C, and Y shares, respectively. This contractual expense limitation is effective through April 29, 2018, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the lesser of the expense limitation amount in effect (a) at the time of the waiver or (b) at the time of the reimbursement.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example - TOUCHSTONE STRATEGIC TRUST - Dynamic Diversified Income Fund - USD ($)	Class A	Class C	Class Y
Expense Example, with Redemption, 1 Year	702	310	109
Expense Example, with Redemption, 3 Years	1,051	729	445
Expense Example, with Redemption, 5 Years	1,423	1,275	804
Expense Example, with Redemption, 10 Years	2,467	2,767	1,815

Assuming No Redemption
Expense Example, No Redemption - USD ($)	TOUCHSTONE STRATEGIC TRUST Dynamic Diversified Income Fund Class C
Expense Example, No Redemption, 1 Year	210
Expense Example, No Redemption, 3 Years	729
Expense Example, No Redemption, 5 Years	1,275
Expense Example, No Redemption, 10 Years	2,767

Portfolio Turnover.
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

The Fund’s Principal Investment Strategies
The Fund is a “fund-of-funds,” which seeks to achieve its investment goal by investing primarily in a diversified portfolio of fixed-income and equity-income oriented underlying funds (although a portion of its assets may be invested in cash, cash equivalents, or in money market funds). The majority of the underlying funds in which the Fund invests will be affiliated funds; however, the Fund will have the ability to invest in unaffiliated underlying funds, including exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”), to the extent that the desired asset class exposure is not available through Touchstone Funds.

The following table details, under normal circumstances, how the Fund generally expects to allocate its assets among equity, fixed-income, and alternative funds, as of the date of this prospectus.

Allocations	Approximate Allocation Range	Approximate Strategic Allocation
Equity Fund Allocation	25-55%	40%
Fixed-Income Fund Allocation	25-55%	40%
Alternative Fund Allocation	0-30%	20%

The Fund may invest up to 45% of its assets in any individual underlying fund. Though not expected to be a substantial part of the overall strategy of the Fund, the Fund, through its investment in underlying funds, will gain exposure to additional strategies and instruments of the underlying funds, including:  collateralized loan obligations, derivatives (such as futures contracts, options, and swaps), and real estate investments. Several of the underlying funds in which the Fund invests may invest without limit in securities of issuers outside of the United States.  As a result, the Fund will have exposure to foreign markets (including emerging markets). The Fund, through its investment in underlying funds, may also be exposed to equity securities of companies of all market capitalizations, including small-, mid-, and large-cap companies.

The Fund’s sub-advisor, Wilshire Associates Incorporated (“Wilshire” or “Sub-Advisor”), seeks to develop an optimal model allocation among underlying funds that seeks to maximize “income efficiency,” or yield achieved per unit of risk.  The Fund primarily invests in fixed-income and equity-income oriented funds, ETFs, and ETNs and is dynamically managed as yield and volatility environments change.

Wilshire and the Fund’s Advisor routinely agree on the universe of underlying funds that Wilshire may consider when making allocation decisions.

Wilshire, subject to approval by the Fund’s Advisor, may change the Fund’s target allocation to each asset class, the underlying funds or other securities in each asset class (including the addition or removal of funds from the universe of underlying funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

For information on the underlying funds, please see the section entitled “Additional Information Regarding the Underlying Funds” under “Principal Investment Strategies and Risks” in the Fund’s prospectus.

The Fund’s Principal Risks
The Fund’s share price will fluctuate.  You could lose money on your investment in the Fund and the Fund could return less than other investments.  The Fund is subject to direct risks and indirect risks as a result of its investments in underlying funds. The following is a summary description of certain risks of investing in the Fund.

Management Risk:  In managing a Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions on a portion of or the entire portfolio.  There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Fund-of-Funds Structure Risk: The value of an investment in a Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds.  The underlying funds may change their investment goals, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment goals.  Because the Fund invests in mutual funds, it bears a proportionate share of the expenses charged by the underlying funds in which it invests.  The principal risks of an investment in the Fund include the principal risks of investing in the underlying funds.

The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund.  One underlying fund may buy the same security that another underlying fund is selling.  You would indirectly bear the costs of both trades.  In addition, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Fund’s transactions in shares of the underlying funds.  The Fund’s ability to achieve its investment goal depends, in part, upon Wilshire’s skill in selecting the best mix of underlying funds.

Other Investment Companies Risk: The Fund’s investments in other investment companies will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the portfolios of such investment companies, and the value of the Fund's investment will fluctuate in response to the performance of such portfolios. In addition, if the Fund acquires shares of investment companies, shareholders of the Fund will bear their proportionate share of the fees and expenses of the Fund and, indirectly, the fees and expenses of the investment companies.

The underlying funds in which the Fund may invest are expected to be subject to the following principal risks.

Collateralized Loan Obligations Risk:  Typically, collateralized loan obligations (“CLOs”) are privately offered and sold, and thus are not registered under the securities laws. As a result, an underlying fund may in certain circumstances characterize its investments in CLOs as illiquid.  In assessing liquidity, an underlying fund will consider various factors including whether the CLO may be purchased and sold in Rule 144A transactions and whether an active dealer market exists.  CLOs are subject to the typical risks associated with debt instruments (i.e., interest rate risk and credit risk). Additional risks of CLOs include the possibility that distributions from collateral securities will be insufficient to make interest or other payments, the potential for a decline in the quality of the collateral, and the possibility that an underlying fund may invest in a subordinate tranche of a CLO.

Convertible Securities Risk: Convertible securities are subject to the risks of both debt securities and equity securities.  The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying security.

Counterparty Risk:  A counterparty (the other party to a transaction or an agreement or the party with whom an underlying fund executes transactions) to a transaction with an underlying fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Derivatives Risk: The use of derivatives may expose an underlying fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Risks associated with derivatives may include correlation risk, which is the risk that the derivative does not correlate well with the security, index, or currency to which it relates, and the risk that the derivative may not have the intended effects. The use of derivatives to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of derivatives may also expose an underlying fund to the following additional risks:

•
Forward Currency Exchange Contract Risk: A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position.

•	Futures Contracts Risk: The risks associated with an underlying fund’s futures positions include liquidity and counterparty risks associated with derivative instruments.

•
Leverage Risk: Leverage occurs when an underlying fund uses derivatives (such as futures or options), or similar instruments or techniques to gain exposure to investments in an amount that exceeds an underlying fund’s initial investment. The use of leverage magnifies changes in an underlying fund’s net asset value and thus results in increased portfolio volatility and increased risk of loss. Leverage can create an interest expense that may lower the Fund's overall returns. There can be no guarantee that a leveraging strategy will be successful.

•
Options Risk: The value of options can be highly volatile. The successful use of options for hedging purposes can depend in part on the ability of the advisor or sub-advisor to predict future price fluctuations and the degree of correlation between the options and securities markets. When options are purchased over-the-counter, an underlying fund becomes exposed to counterparty risk.  Options, whether exchange traded or over-the-counter, may also be illiquid.

•
Swap Agreement Risk: Swap agreements (“swaps”) are individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Swaps may increase or decrease the overall volatility of the investments of the underlying fund and its share price. The performance of swaps may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from an underlying fund. A swap can be a form of leverage, which can magnify the underlying fund’s gains or losses.

Equity Securities Risk: An underlying fund is subject to the risk that stock prices will fall (or rise with respect to short positions) over short or extended periods of time.  Individual companies may report poor results or be negatively affected by industry or economic trends and developments.  The prices of securities issued by these companies may decline in response to developments, which could result in a decline in the value of the underlying fund’s shares.

•
Large-Cap Risk:  Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•
Mid-Cap Risk:  Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

•
Preferred Stock Risk:   In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

•
Real Estate Investment Trust Risk: Real Estate Investment Trusts (“REITs”) are pooled investment vehicles that primarily invest in commercial real estate or real estate-related loans. REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values and rental rates and increases in property taxes. Additionally, REITs typically incur fees that are separate from those of an underlying fund.

•
Small-Cap Risk:  Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, and may be dependent upon a small or inexperienced management group.

Fixed-Income Risk: The market value of an underlying fund’s fixed-income investments responds to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, an underlying fund’s fixed-income investments will decrease in value if interest rates rise and increase in value if interest rates fall. Normally, the longer an underlying fund’s maturity or duration, the more sensitive the value of an underlying fund’s shares will be to changes in interest rates.

•
Asset-Backed Securities Risk: Asset-backed securities are fixed-income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of any credit enhancement feature, changes in interest rates, and, at times, the financial condition of the issuer.

•
Corporate Loan Risk:  The corporate loans in which an underlying fund invests may be rated below investment grade.  As a result, such corporate loans will be considered speculative with respect to the borrowers’ ability to make payments of interest and principal and will otherwise generally bear risks similar to those associated with non-investment grade securities.  There is a high risk that an underlying fund could suffer a loss from investments in lower rated corporate loans as a result of a default by the borrower.

•
Credit Risk: The fixed-income securities in an underlying fund’s portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer’s securities to decline in value.

•
Distressed Securities Risk: Distressed securities are speculative and involve significant risks in addition to the risks generally applicable to non-investment grade debt securities.  Distressed securities bear a substantial risk of default, and may be in default at the time of investment.  An underlying fund will generally not receive interest payments on distressed securities, and there is a significant risk that principal will not be repaid, in full or at all. Distressed securities will likely be illiquid and may be subject to restrictions on resale.

•
Interest Rate Risk:  In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. An increase in interest rates could negatively impact an underlying fund’s net asset value.

•
Investment-Grade Debt Securities Risk: Investment-grade debt securities may be downgraded by a nationally recognized statistical rating organization (“NRSRO”) to below-investment-grade status, which would increase the risk of holding these securities. Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities with higher credit ratings.

•
Mortgage-Backed Securities Risk: Mortgage-backed securities are fixed-income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed-income securities due to the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities may fluctuate in price based on deterioration in the value of the collateral underlying the pool of mortgage loans, which may result in the collateral being worth less than the remaining principal amount owed on the mortgages in the pool.

•
Non-Investment-Grade Debt Securities Risk: Non-investment-grade debt securities are sometimes referred to as “junk bonds” and are considered speculative with respect to their issuers’ ability to make payments of interest and principal. There is a high risk that an underlying fund could suffer a loss from investments in non-investment-grade debt securities caused by the default of an issuer of such securities. Non-investment-grade debt securities may also be less liquid than investment-grade debt securities.

•
U.S. Government Agency Securities Risk: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an underlying fund’s investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

•
Depositary Receipts Risk: Foreign receipts, which include American Depositary Receipts (“ADRs”), Global Depositary Receipts, and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.

•
Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce an underlying fund’s returns because an underlying fund may be unable to transact at advantageous times or prices, or at all.

Non-Diversification Risk: An underlying fund may be non-diversified, which means that it may invest a greater percentage of its assets than a diversified mutual fund in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of an underlying fund’s investment performance, as an underlying fund may be more susceptible to risks associated with a single economic, political, or regulatory event.

Pay-In-Kind (“PIK”) Bonds Risk: Pay-in-kind bonds are securities that, at the issuer’s option, pay interest in either cash or additional securities for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to an underlying fund, which may lower such fund’s performance and may result in the realization of substantial capital gains, including net short-term capital gains. As a result, high portfolio turnover may reduce an underlying fund’s returns.

Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Prepayment impacts both the interest rate sensitivity of the underlying asset, such as an asset-backed or mortgage-backed security and its cash flow projections. Therefore, prepayment risk may make it difficult to calculate the average duration of an underlying fund’s asset- or mortgage-backed securities which in turn would make it difficult to assess the interest rate risk of an underlying fund.

Real Estate Industry Risk:  Since an underlying fund’s investments may be concentrated in the real estate industry, it is subject to the risk that the real estate industry will underperform the broader market, as well as the risk that issuers in the industry will be similarly impacted by market conditions, legislative or regulatory changes, or competition. The real estate industry is particularly sensitive to economic downturns.

Rule 144A Securities Risk: Rule 144A securities are restricted securities that may be purchased only by qualified institutional buyers in reliance on an exemption from federal registration requirements.  Investing in Rule 144A securities may reduce the liquidity of an underlying fund’s portfolio if an adequate institutional trading market for these securities does not exist.  Prices of Rule 144A securities often reflect a discount, which may be significant, from the market price of comparable exchange-listed securities for which a liquid trading market exists.

Short Sales Risk:  In a short sale, an underlying fund sells a security or other financial instrument, such as a futures contract, that it does not own.  To complete the transaction, the underlying fund must borrow the security to make delivery to the buyer.  An underlying fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement.  If the price of the security sold short rises between the time an underlying fund sells the security short and the time an underlying fund replaces the security sold short, an underlying fund will realize a loss on the transaction.

Value Investing Risk: Value investing presents the risk that an underlying fund’s security holdings may never reach their full market value because the market fails to recognize what the portfolio managers consider the true business value or because the portfolio managers have misjudged those values. In addition, value investing may fall out of favor and underperform growth or other styles of investing during given certain periods.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  These risks are discussed later in more detail under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus.

The Fund’s Performance
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the Bloomberg Barclays U.S. Aggregate Bond Index and MSCI All Country World Index (ACWI).  The bar chart does not reflect any sales charges, which would reduce your return.  The performance table does reflect any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

The returns achieved prior to November 19, 2007 were under a manager-of-managers structure. On November 23, 2015, the Fund changed its name, principal investment strategies and sub-advisor.  Consequently, prior period performance may have been different if the Fund had not been managed by the prior sub-advisor using that sub-advisor’s asset allocation strategy. For more information on the prior history of the Fund, please see the section entitled “The Trust” in the Fund’s SAI.

Touchstone Dynamic Diversified Income Fund — Class A Shares Total Return as of December 31

Best Quarter: 2nd Quarter 2009 14.84% Worst Quarter: 4th Quarter 2008 (12.47)%
Average Annual Total Returns For the periods ended December 31, 2016
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-advantaged account.  After-tax returns are only shown for Class A shares and after-tax returns for other classes will vary.

Average Annual Total Returns - TOUCHSTONE STRATEGIC TRUST - Dynamic Diversified Income Fund	Label	1 Year		5 Years		10 Years
Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	2.65%		2.23%		4.34%
MSCI ACWI Index	MSCI ACWI(1) (reflects no deduction for fees, expenses or taxes)	7.86%	[1]	9.36%	[1]	3.56%	[1]
Class A	Return Before Taxes	2.56%		5.55%		3.82%
Class A | After Taxes on Distributions	Return After Taxes on Distributions	1.10%		4.55%		2.57%
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares(2)	1.63%	[2]	3.98%	[2]	2.51%	[2]
Class C	Return Before Taxes	6.98%		6.00%		3.66%
Class Y	Return Before Taxes	9.06%		7.08%		4.71%
[1]	The MSCI ACWI returns disclosed are net of withholding taxes.
[2]	The Return After Taxes on Distributions and Sale of Fund Shares may be greater than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

TOUCHSTONE STRATEGIC TRUST | Dynamic Global Allocation Fund
TOUCHSTONE DYNAMIC GLOBAL ALLOCATION FUND SUMMARY
The Fund’s Investment Goal
The Touchstone Dynamic Global Allocation Fund (the “Fund”) seeks to provide investors with capital appreciation.
The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.  More information about these and other discounts is available from your financial professional and in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus on page 48, in Appendix A - Intermediary Specific Sales Charge Waivers and Discounts to the Fund's prospectus, and in the Fund’s Statement of Additional Information (“SAI”) on page 41.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - TOUCHSTONE STRATEGIC TRUST - Dynamic Global Allocation Fund - USD ($)	Class A	Class C	Class Y
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	none	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%	none
Redemption Fee	$ (15)	$ (15)	$ (15)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - TOUCHSTONE STRATEGIC TRUST - Dynamic Global Allocation Fund		Class A	Class C	Class Y
Management Fees (as a percentage of Assets)		0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses (as a percentage of Assets):		0.42%	0.40%	0.50%
Acquired Fund Fees and Expenses		0.80%	0.80%	0.80%
Expenses (as a percentage of Assets)	[1]	1.72%	2.45%	1.55%
Fee Waiver or Reimbursement	[2]	(0.43%)	(0.41%)	(0.51%)
Net Expenses (as a percentage of Assets)	[2]	1.29%	2.04%	1.04%
[1]	Total Annual Fund Operating Expenses have been restated to reflect Acquired Fund Fees and Expenses and will differ from the ratio of expenses to average net assets that is included in the Fund's annual report for the fiscal year ended December 31, 2016.
[2]	Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Strategic Trust (the "Trust") have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transactions and investment related expenses; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.49%, 1.24% and 0.24% of average daily net assets for Classes A, C and Y shares, respectively. This contractual expense limitation is effective through April 29, 2018, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the lesser of the expense limitation amount in effect (a) at the time of the waiver or (b) at the time of the reimbursement.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that all fee waivers and/or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example - TOUCHSTONE STRATEGIC TRUST - Dynamic Global Allocation Fund - USD ($)	Class A	Class C	Class Y
Expense Example, with Redemption, 1 Year	699	307	106
Expense Example, with Redemption, 3 Years	1,046	724	440
Expense Example, with Redemption, 5 Years	1,417	1,269	796
Expense Example, with Redemption, 10 Years	2,455	2,755	1,802

Assuming No Redemption
Expense Example, No Redemption - USD ($)	TOUCHSTONE STRATEGIC TRUST Dynamic Global Allocation Fund Class C
Expense Example, No Redemption, 1 Year	207
Expense Example, No Redemption, 3 Years	724
Expense Example, No Redemption, 5 Years	1,269
Expense Example, No Redemption, 10 Years	2,755

Portfolio Turnover.
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

The Fund’s Principal Investment Strategies
The Fund is a “fund-of-funds,” which seeks to achieve its investment goal by primarily investing in a diversified portfolio of underlying equity and fixed-income funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities (although a portion of its assets may be invested in cash, cash equivalents, or in money market funds). The majority of the underlying funds in which the Fund invests will be affiliated funds; however, the Fund will have the ability to invest in unaffiliated underlying funds, including exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”), to the extent that the desired asset class exposure is not available through Touchstone Funds.  Under normal circumstances, the Fund (through its investment in underlying funds) will invest at least 40% of its portfolio in securities of issuers outside of the United States.

The following table details, under normal circumstances, how the Fund generally expects to allocate its assets among equity and fixed-income funds, as of the date of this prospectus.

Allocations	Approximate Allocation Range	Approximate Strategic Allocation
Equity Fund Allocation	45-75%	60%
Fixed-Income Fund Allocation	25-55%	40%

The Fund may invest up to 45% of its assets in any individual underlying fund. Several of the underlying funds in which the Fund invests may invest without limit in securities of issuers outside of the United States.  As a result, the Fund will have exposure to foreign markets (including emerging markets). The Fund, through its investment in underlying funds, may also be exposed to equity securities of companies of all market capitalizations, including small-, mid-, and large-cap companies. Though not expected to be a substantial part of the overall strategy of the Fund, the Fund, through its investment in underlying funds, will gain exposure to additional strategies and instruments of the underlying funds, including:  collateralized loan obligations, derivatives (such as futures contracts, options, and swaps), and real estate investments.

The Fund’s sub-advisor, Wilshire Associates Incorporated (“Wilshire” or “Sub-Advisor”), seeks to develop an optimal model allocation among underlying funds that seeks to provide capital appreciation through global exposure to a broad array of assets classes and investment strategies. The underlying funds encompass funds with both growth and income objectives.

Wilshire and the Fund’s Advisor routinely agree on the universe of underlying funds that Wilshire may consider when making allocation decisions. Wilshire, subject to approval by the Fund’s Advisor, may change the Fund’s target allocation to each asset class, the underlying funds in each asset class (including the addition or removal of funds from the universe of underlying funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

For information on the underlying funds, please see the section entitled “Additional Information Regarding the Underlying Funds” under “Principal Investment Strategies and Risks” in the Fund’s prospectus.

The Fund’s Principal Risks
The Fund’s share price will fluctuate.  You could lose money on your investment in the Fund and the Fund could return less than other investments. The Fund is subject to direct risks and indirect risks as a result of its investments in underlying funds. The following is a summary description of certain risks of investing in the Fund.

Management Risk:  In managing a Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions on a portion of or the entire portfolio.  There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Fund-of-Funds Structure Risk: The value of an investment in a Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds.  The underlying funds may change their investment goals, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment goals.  Because the Fund invests in mutual funds, it bears a proportionate share of the expenses charged by the underlying funds in which it invests.  The principal risks of an investment in the Fund include the principal risks of investing in the underlying funds.

The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund.  One underlying fund may buy the same security that another underlying fund is selling.  You would indirectly bear the costs of both trades.  In addition, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Fund’s transactions in shares of the underlying funds.  The Fund’s ability to achieve its investment goal depends, in part, upon Wilshire’s skill in selecting the best mix of underlying funds.

Other Investment Companies Risk: The Fund’s investments in other investment companies will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the portfolios of such investment companies, and the value of the Fund's investment will fluctuate in response to the performance of such portfolios. In addition, if the Fund acquires shares of investment companies, shareholders of the Fund will bear their proportionate share of the fees and expenses of the Fund and, indirectly, the fees and expenses of the investment companies.

The underlying funds in which the Fund may invest are expected to be subject to the following principal risks.

Collateralized Loan Obligations Risk:  Typically, collateralized loan obligations (“CLOs”) are privately offered and sold, and thus are not registered under the securities laws. As a result, an underlying fund may in certain circumstances characterize its investments in CLOs as illiquid.  In assessing liquidity, an underlying fund will consider various factors including whether the CLO may be purchased and sold in Rule 144A transactions and whether an active dealer market exists.  CLOs are subject to the typical risks associated with debt instruments (i.e., interest rate risk and credit risk). Additional risks of CLOs include the possibility that distributions from collateral securities will be insufficient to make interest or other payments, the potential for a decline in the quality of the collateral, and the possibility that an underlying fund may invest in a subordinate tranche of a CLO.

Convertible Securities Risk: Convertible securities are subject to the risks of both debt securities and equity securities.  The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying security.

Counterparty Risk:  A counterparty (the other party to a transaction or an agreement or the party with whom an underlying fund executes transactions) to a transaction with an underlying fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Derivatives Risk: The use of derivatives may expose an underlying fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Risks associated with derivatives may include correlation risk, which is the risk that the derivative does not correlate well with the security, index, or currency to which it relates, and the risk that the derivative may not have the intended effects. The use of derivatives to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of derivatives may also expose an underlying fund to the following additional risks:

•
Forward Currency Exchange Contract Risk: A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position.

•	Futures Contracts Risk: The risks associated with an underlying fund’s futures positions include liquidity and counterparty risks associated with derivative instruments.

•
Leverage Risk: Leverage occurs when an underlying fund uses derivatives (such as futures or options), or similar instruments or techniques to gain exposure to investments in an amount that exceeds an underlying fund’s initial investment. The use of leverage magnifies changes in an underlying fund’s net asset value and thus results in increased portfolio volatility and increased risk of loss. Leverage can create an interest expense that may lower the Fund's overall returns. There can be no guarantee that a leveraging strategy will be successful.

•
Options Risk: The value of options can be highly volatile. The successful use of options for hedging purposes can depend in part on the ability of the advisor or sub-advisor to predict future price fluctuations and the degree of correlation between the options and securities markets. When options are purchased over-the-counter, an underlying fund becomes exposed to counterparty risk.  Options, whether exchange traded or over-the-counter, may also be illiquid.

•
Swap Agreement Risk: Swap agreements (“swaps”) are individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Swaps may increase or decrease the overall volatility of the investments of the underlying fund and its share price. The performance of swaps may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from an underlying fund. A swap can be a form of leverage, which can magnify the underlying fund’s gains or losses.

Equity Securities Risk: An underlying fund is subject to the risk that stock prices will fall (or rise with respect to short positions) over short or extended periods of time.  Individual companies may report poor results or be negatively affected by industry or economic trends and developments.  The prices of securities issued by these companies may decline in response to developments, which could result in a decline in the value of the underlying fund’s shares.

•
Large-Cap Risk:  Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•
Mid-Cap Risk:  Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

•
Preferred Stock Risk:   In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

•
Real Estate Investment Trust Risk: Real Estate Investment Trusts (“REITs”) are pooled investment vehicles that primarily invest in commercial real estate or real estate-related loans. REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values and rental rates and increases in property taxes. Additionally, REITs typically incur fees that are separate from those of an underlying fund.

•
Small-Cap Risk:  Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, and may be dependent upon a small or inexperienced management group.

Fixed-Income Risk: The market value of an underlying fund’s fixed-income investments responds to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, an underlying fund’s fixed-income investments will decrease in value if interest rates rise and increase in value if interest rates fall. Normally, the longer an underlying fund’s maturity or duration, the more sensitive the value of an underlying fund’s shares will be to changes in interest rates.

•
Asset-Backed Securities Risk: Asset-backed securities are fixed-income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of any credit enhancement feature, changes in interest rates, and, at times, the financial condition of the issuer.

•
Corporate Loan Risk:  The corporate loans in which an underlying fund invests may be rated below investment grade.  As a result, such corporate loans will be considered speculative with respect to the borrowers’ ability to make payments of interest and principal and will otherwise generally bear risks similar to those associated with non-investment grade securities.  There is a high risk that an underlying fund could suffer a loss from investments in lower rated corporate loans as a result of a default by the borrower.

•
Credit Risk: The fixed-income securities in an underlying fund’s portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer’s securities to decline in value.

•
Distressed Securities Risk: Distressed securities are speculative and involve significant risks in addition to the risks generally applicable to non-investment grade debt securities.  Distressed securities bear a substantial risk of default, and may be in default at the time of investment.  An underlying fund will generally not receive interest payments on distressed securities, and there is a significant risk that principal will not be repaid, in full or at all.  Distressed securities will likely be illiquid and may be subject to restrictions on resale.

•
Interest Rate Risk:  In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. An increase in interest rates could negatively impact an underlying fund’s net asset value.

•
Investment-Grade Debt Securities Risk: Investment-grade debt securities may be downgraded by a nationally recognized statistical rating organization (“NRSRO”) to below-investment-grade status, which would increase the risk of holding these securities. Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities with higher credit ratings.

•
Mortgage-Backed Securities Risk: Mortgage-backed securities are fixed-income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed-income securities due to the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities may fluctuate in price based on deterioration in the value of the collateral underlying the pool of mortgage loans, which may result in the collateral being worth less than the remaining principal amount owed on the mortgages in the pool.

•
Non-Investment-Grade Debt Securities Risk: Non-investment-grade debt securities are sometimes referred to as “junk bonds” and are considered speculative with respect to their issuers’ ability to make payments of interest and principal. There is a high risk that an underlying fund could suffer a loss from investments in non-investment-grade debt securities caused by the default of an issuer of such securities. Non-investment-grade debt securities may also be less liquid than investment-grade debt securities.

•
U.S. Government Agency Securities Risk: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an underlying fund’s investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

•
Depositary Receipts Risk: Foreign receipts, which include American Depositary Receipts (“ADRs”), Global Depositary Receipts, and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.

•
Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

•	Frontier Markets Risk: Frontier markets have similar risks to emerging markets, except that these risks are often magnified in a frontier market due to its smaller and less developed economy.

Growth Investing Risk:  Growth oriented funds may underperform when value investing is in favor and growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce an underlying fund’s returns because an underlying fund may be unable to transact at advantageous times or prices, or at all.

Non-Diversification Risk: An underlying fund may be non-diversified, which means that it may invest a greater percentage of its assets than a diversified mutual fund in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of an underlying fund’s investment performance, as an underlying fund may be more susceptible to risks associated with a single economic, political, or regulatory event.

Pay-In-Kind (“PIK”) Bonds Risk: Pay-in-kind bonds are securities that, at the issuer’s option, pay interest in either cash or additional securities for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to an underlying fund, which may lower such fund’s performance and may result in the realization of substantial capital gains, including net short-term capital gains. As a result, high portfolio turnover may reduce an underlying fund’s returns.

Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Prepayment impacts both the interest rate sensitivity of the underlying asset, such as an asset-backed or mortgage-backed security and its cash flow projections. Therefore, prepayment risk may make it difficult to calculate the average duration of an underlying fund’s asset- or mortgage-backed securities which in turn would make it difficult to assess the interest rate risk of an underlying fund.

Real Estate Industry Risk:  Since an underlying fund’s investments may be concentrated in the real estate industry, it is subject to the risk that the real estate industry will underperform the broader market, as well as the risk that issuers in the industry will be similarly impacted by market conditions, legislative or regulatory changes, or competition. The real estate industry is particularly sensitive to economic downturns.

Rule 144A Securities Risk: Rule 144A securities are restricted securities that may be purchased only by qualified institutional buyers in reliance on an exemption from federal registration requirements.  Investing in Rule 144A securities may reduce the liquidity of an underlying fund’s portfolio if an adequate institutional trading market for these securities does not exist.  Prices of Rule 144A securities often reflect a discount, which may be significant, from the market price of comparable exchange-listed securities for which a liquid trading market exists.

Sector Focus Risk: An underlying fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, an underlying fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the underlying fund’s net asset value with a magnified effect on the total return.

Short Sales Risk:  In a short sale, an underlying fund sells a security or other financial instrument, such as a futures contract, that it does not own.  To complete the transaction, the underlying fund must borrow the security to make delivery to the buyer.  An underlying fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement.  If the price of the security sold short rises between the time an underlying fund sells the security short and the time an underlying fund replaces the security sold short, an underlying fund will realize a loss on the transaction.

Value Investing Risk: Value investing presents the risk that an underlying fund’s security holdings may never reach their full market value because the market fails to recognize what the portfolio managers consider the true business value or because the portfolio managers have misjudged those values. In addition, value investing may fall out of favor and underperform growth or other styles of investing during given certain periods.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  These risks are discussed later in more detail under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus.

The Fund’s Performance
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years and ten years compare with the MSCI All Country World Index (ACWI) and Bloomberg Barclays Global Aggregate Index.  The bar chart does not reflect any sales charges, which would reduce your return.  The performance table does reflect any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

The returns achieved prior to November 19, 2007 were under a manager-of-managers structure. On November 23, 2015, the Fund changed its name, principal investment strategies and sub-advisor.  Consequently, prior period performance may have been different if the Fund had not been managed by the prior sub-advisor using that sub-advisor’s asset allocation strategy. For more information on the prior history of the Fund, please see the section entitled “The Trust” in the Fund’s SAI.

Touchstone Dynamic Global Allocation Fund — Class A Shares Total Return as of December 31

2nd Quarter 2009 17.73% Worst Quarter: 4th Quarter 2008 (18.27)%
Average Annual Total Returns For the periods ended December 31, 2016
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-advantaged account.  After-tax returns are only shown for Class A shares and after-tax returns for other classes will vary.

Average Annual Total Returns - TOUCHSTONE STRATEGIC TRUST - Dynamic Global Allocation Fund	Label	1 Year		5 Years		10 Years
MSCI ACWI Index	MSCI ACWI(1) (reflects no deduction for fees, expenses or taxes)	7.86%	[1]	9.36%	[1]	3.56%	[1]
Bloomberg Barclays Global Aggregate Index	Bloomberg Barclays Global Aggregate Index (reflects no deduction for fees, expenses or taxes)	2.09%		0.21%		3.29%
Class A	Return Before Taxes	(3.09%)		5.58%		2.70%
Class A | After Taxes on Distributions	Return After Taxes on Distributions	(4.97%)		4.20%		1.42%
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares(2)	(0.92%)	[2]	4.04%	[2]	1.73%	[2]
Class C	Return Before Taxes	1.04%		6.04%		2.52%
Class Y	Return Before Taxes	3.03%		7.11%		3.56%
[1]	The MSCI ACWI returns disclosed are net of withholding taxes.
[2]	The Return After Taxes on Distributions and Sale of Fund Shares may be greater than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.